Condensed Consolidating Financial Statements Condensed Income Statements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										9 Months Ended				12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Billboard											$ 690.2		$ 685.8		$ 925.7		$ 913.6		$ 894.2
Transit and other											268.6		264.3		368.3		371.0		382.9
Total revenues	343.9		338.2	332.7	279.2		335.8	331.5	331.4	285.9	958.8		950.1		1,294.0	[1]	1,284.6	[1]	1,277.1	[1]
Operating											512.3		504.5		686.9		700.1		689.4
Selling, general and administrative											161.1		146.8		199.8		181.8		178.4
Restructuring charges							0.1	1.9	0.5	0	6.2	[2]	0	[2]	0		2.5		3.0
Acquisition costs											1.4	[2]	0	[2]
Net (gain) loss on dispositions	(17.5)	[3]	(0.1)	0.1	(9.8)	[4]	0.4	0.3	0.7	0.8	(1.4)		(9.8)		(27.3)		2.2		2.0
Depreciation	26.2		26.4	25.9	26.0		25.9	26.7	26.8	26.5	79.3		78.3		104.5		105.9		109.0
Amortization	23.1		22.6	22.7	22.9		23.0	23.0	22.8	22.1	67.3		68.2		91.3		90.9		102.9
Total expenses											826.2		788.0		1,055.2		1,083.4		1,084.7
Operating Income (Loss)	76.7		64.6	62.8	34.7		46.0	63.7	61.3	30.2	132.6		162.1		238.8		201.2		192.4
Interest income (expense), net											(57.3)		0
Other income (expense), net											(0.5)		0		(1.2)		(1.0)		0.8
Income before income taxes and equity in earnings of investee companies											74.8		162.1		237.6		200.2		193.2
Equity in earnings of investee companies, net of tax											1.4		1.9		2.5		2.2		1.7
Benefit (provision) for income taxes											202.9		(70.5)		(96.6)		(89.0)		(87.8)
Net income	50.0		37.2	36.4	19.9		18.8	38.7	37.2	18.7	279.1		93.5		143.5		113.4		107.1
Cumulative translation adjustments											(3.1)		(12.3)		(14.9)		11.0		(14.3)
Amortization of net actuarial loss											0.2		0.4		5.8		(1.4)		(3.2)
Deferred tax rate adjustment											(1.2)		0
Total other comprehensive income (loss), net of tax											(4.1)		(11.9)		(9.1)		9.6		(17.5)
Total comprehensive income											275.0		81.6		134.4		123.0		89.6
Parent Company
Condensed Income Statements, Captions [Line Items]
Billboard											0		0		0		0		0
Transit and other											0		0		0		0		0
Total revenues											0		0		0		0		0
Operating											0		0		0		0		0
Selling, general and administrative											0.9		0		0		0		0
Restructuring charges											0						0		0
Acquisition costs											0
Net (gain) loss on dispositions											0		0		0		0		0
Depreciation											0		0		0		0		0
Amortization											0		0		0		0		0
Total expenses											0.9		0		0		0		0
Operating Income (Loss)											(0.9)		0		0		0		0
Interest income (expense), net											0		0
Other income (expense), net											0		0		0		0		0
Income before income taxes and equity in earnings of investee companies											(0.9)		0		0		0		0
Equity in earnings of investee companies, net of tax											280.0		0		0		0		0
Benefit (provision) for income taxes											0		0		0		0		0
Net income											279.1		0		0		0		0
Cumulative translation adjustments											(3.1)		0		0		0		0
Amortization of net actuarial loss											0.2		0		0		0		0
Deferred tax rate adjustment											(1.2)
Total other comprehensive income (loss), net of tax											(4.1)		0		0		0		0
Total comprehensive income											275.0		0		0		0		0
Subsidiary Issuers
Condensed Income Statements, Captions [Line Items]
Billboard											0		0		0		0		0
Transit and other											0		0		0		0		0
Total revenues											0		0		0		0		0
Operating											0		0		0		0		0
Selling, general and administrative											0		0		0		0		0
Restructuring charges											0						0		0
Acquisition costs											0
Net (gain) loss on dispositions											0		0		0		0		0
Depreciation											0		0		0		0		0
Amortization											0		0		0		0		0
Total expenses											0		0		0		0		0
Operating Income (Loss)											0		0		0		0		0
Interest income (expense), net											(57.3)		0
Other income (expense), net											0		0		0		0		0
Income before income taxes and equity in earnings of investee companies											(57.3)		0		0		0		0
Equity in earnings of investee companies, net of tax											337.3		0		0		0		0
Benefit (provision) for income taxes											0		0		0		0		0
Net income											280.0		0		0		0		0
Cumulative translation adjustments											(3.1)		0		0		0		0
Amortization of net actuarial loss											0.2		0		0		0		0
Deferred tax rate adjustment											(1.2)
Total other comprehensive income (loss), net of tax											(4.1)		0		0		0		0
Total comprehensive income											275.9		0		0		0		0
Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Billboard											599.7		589.8		796.6		770.7		746.8
Transit and other											242.7		237.8		333.5		327.9		304.7
Total revenues											842.4		827.6		1,130.1		1,098.6		1,051.5
Operating											436.2		426.1		584.2		577.9		554.3
Selling, general and administrative											136.8		122.7		167.7		148.5		145.1
Restructuring charges											6.2						1.8		2.2
Acquisition costs											1.4
Net (gain) loss on dispositions											(1.3)		(10.0)		(27.5)		1.6		2.1
Depreciation											62.2		60.5		80.7		80.4		81.5
Amortization											63.6		64.3		86.1		85.2		86.7
Total expenses											705.1		663.6		891.2		895.4		871.9
Operating Income (Loss)											137.3		164.0		238.9		203.2		179.6
Interest income (expense), net											(0.1)		0
Other income (expense), net											0		(0.1)		(0.2)		(0.1)		(0.1)
Income before income taxes and equity in earnings of investee companies											137.2		163.9		238.7		203.1		179.5
Equity in earnings of investee companies, net of tax											(62.4)		(2.2)		(1.9)		(2.4)		6.8
Benefit (provision) for income taxes											205.2		(68.2)		(93.3)		(87.3)		(79.2)
Net income											280.0		93.5		143.5		113.4		107.1
Cumulative translation adjustments											(3.1)		(12.3)		(14.9)		11.0		(14.3)
Amortization of net actuarial loss											0.2		0.4		5.8		(1.4)		(3.2)
Deferred tax rate adjustment											(1.2)
Total other comprehensive income (loss), net of tax											(4.1)		(11.9)		(9.1)		9.6		(17.5)
Total comprehensive income											275.9		81.6		134.4		123.0		89.6
Non-Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Billboard											90.5		96.0		129.1		142.9		147.4
Transit and other											25.9		26.5		34.8		43.1		78.2
Total revenues											116.4		122.5		163.9		186.0		225.6
Operating											76.1		78.4		102.7		122.2		135.1
Selling, general and administrative											23.4		24.1		32.1		33.3		33.3
Restructuring charges											0						0.7		0.8
Acquisition costs											0
Net (gain) loss on dispositions											(0.1)		0.2		0.2		0.6		(0.1)
Depreciation											17.1		17.8		23.8		25.5		27.5
Amortization											3.7		3.9		5.2		5.7		16.2
Total expenses											120.2		124.4		164.0		188.0		212.8
Operating Income (Loss)											(3.8)		(1.9)		(0.1)		(2.0)		12.8
Interest income (expense), net											0.1		0
Other income (expense), net											(0.5)		0.1		(1.0)		(0.9)		0.9
Income before income taxes and equity in earnings of investee companies											(4.2)		(1.8)		(1.1)		(2.9)		13.7
Equity in earnings of investee companies, net of tax											0.4		0		0		0		0
Benefit (provision) for income taxes											(2.3)		(2.3)		(3.3)		(1.7)		(8.6)
Net income											(6.1)		(4.1)		(4.4)		(4.6)		5.1
Cumulative translation adjustments											(3.1)		(12.3)		(14.9)		11.0		(14.3)
Amortization of net actuarial loss											0.2		0.4		5.6		(1.3)		(3.0)
Deferred tax rate adjustment											(1.2)
Total other comprehensive income (loss), net of tax											(4.1)		(11.9)		(9.3)		9.7		(17.3)
Total comprehensive income											(10.2)		(16.0)		(13.7)		5.1		(12.2)
Eliminations
Condensed Income Statements, Captions [Line Items]
Billboard											0		0		0		0		0
Transit and other											0		0		0		0		0
Total revenues											0		0		0		0		0
Operating											0		0		0		0		0
Selling, general and administrative											0		0		0		0		0
Restructuring charges											0						0		0
Acquisition costs											0
Net (gain) loss on dispositions											0		0		0		0		0
Depreciation											0		0		0		0		0
Amortization											0		0		0		0		0
Total expenses											0		0		0		0		0
Operating Income (Loss)											0		0		0		0		0
Interest income (expense), net											0		0
Other income (expense), net											0		0		0		0		0
Income before income taxes and equity in earnings of investee companies											0		0		0		0		0
Equity in earnings of investee companies, net of tax											(553.9)		4.1		4.4		4.6		(5.1)
Benefit (provision) for income taxes											0		0		0		0		0
Net income											(553.9)		4.1		4.4		4.6		(5.1)
Cumulative translation adjustments											9.3		12.3		14.9		(11.0)		14.3
Amortization of net actuarial loss											(0.6)		(0.4)		(5.6)		1.3		3.0
Deferred tax rate adjustment											3.6
Total other comprehensive income (loss), net of tax											12.3		11.9		9.3		(9.7)		17.3
Total comprehensive income											$ (541.6)		$ 16.0		$ 13.7		$ (5.1)		$ 12.2

[1]	Revenues classifications are based on customers’ locations.
[2]	Restructuring charges (including stock-based compensation of $3.5 million), costs related to the Acquisition and stock-based compensation are classified as Corporate expense.
[3]	During the fourth quarter of 2013, the Company sold 50% of its transit shelter operations in Los Angeles, and the Company and the buyer each subsequently contributed their respective 50% interests in these operations to a 50/50 joint venture they own together. This transaction resulted in a gain of $17.5 million.
[4]	During the first quarter of 2013, the Company exchanged most of its billboards in Salt Lake City for billboards in New Jersey resulting in a gain of $9.8 million.